COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES:

The total amount of grants received from, the BIRD Foundation and from NYPA during the period of six months ended June 30, 2024, is $278 thousand. An amount of $18 thousand and $70 thousands were deducted from research and development expenses for the periods ended on June 30, 2024 and 2023, respectively. An amount of $180 thousand was deducted from Sales and Marketing expenses for the period ended on June 30, 2024 (the amount deducted was received during 2023 and was recorded as liability as of December 31, 2023). Following to the Company’s commitment to pay royalties to the IIA and to other governmental institutions, and the sales incurred during the six months ended June 30, 2024, the Company recorded a provision of $59 thousand for royalties to the IIA and other governmental institutions. Total contingent obligation as of June 30, 2024 amounts to $2.3 million

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

NOTE 10 - COMMITMENTS AND CONTINGENCIES:

Commitment to pay royalties to the Israel Innovation Authority and other participation grants

Since incorporation of the Company and through 2023, the Company received grants for participation in research and development the IIA, other governmental institutions (the Ministry of Economy and the Ministry of Energy) the BIRD Foundation, and from NYPA In the case of project termination and/or unsuccessful development prior to having a mature product and beginning of sales, the Company does not have any commitment to pay royalties. As a precondition for receiving the grants, the Company committed to pay royalties in a range of 11% to 16% (pending territory) of revenue generated from selling the products, and up to the amount of grants received, based on a letter of commitment entered with those entities.

Total contingent obligations as of December 31, 2023 and 2022, amounted to $2.0 million and $1.3 million, respectively.

The Company receives royalty-bearing grants, which represent participation of BIRD in approved programs for funding, covering up to 50% of project development costs. These grants are recognized as a reduction of research and development expenses as the related costs are incurred. For the years ended December 31,2023, 2022 and 2021, the Company received $0.1 million $0.1 million and $0.2 million from BIRD, respectively.

The Company is committed to pay royalties to BIRD at a rate of 5% of the sales of its product, up to 100% of the amount of the grants received if full repayment made by April 1, 2024, 113% if full repayment is made by April 2025, 125% if full repayment is made by April 2026, 138% if full repayment is made by April 2027, and 150% if full repayment is made after April 2027.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Company receives royalty-bearing grants, which represent participation of IIA in approved programs for funding, covering up to 50% of project development costs. These grants are recognized as a reduction of research and development expenses as the related costs are incurred. For the years ended December 31, 2023, 2022 and 2021, the Company received $0.3 million, $0 and $0.1 million from IIA, respectively. The amount of $0.3 million received in 2023 from the IIA was recorded as “Other Receivables” in 2022. The Company is committed to pay royalties to the Israeli Government at a rate of 3% to 5% of the sales of its product, up to 100% of the amount of the grants received plus Annual Interest for a File, as such term is defined under the IIA’s rules and guidelines. In 2023 the Company paid $23 thousand to the Innovation Authority with respect of sales recognized during the year.

The amounts deducted from research and development expenses are $382 thousand, $359 thousand and $189 thousands for the years ended on December 31, 2023, 2022 and 2021, respectively.

Engagement in collaborations agreements and pilot programs:

1.	Collaboration agreement with Blink

In February 2020, the Company engaged in a collaboration agreement with Blink, a company engaged in development, marketing, and distribution of equipment for electric vehicles, for the development of an energy storage system for the U.S. market designed to accelerate EV charging. 50% of the project’s approved budget was funded by BIRD. Under the agreement, the Company is responsible for the development and manufacturing of the facility for the U.S. market in compliance with U.S. standards, while Blink is responsible for the manufacturing of a high-power EV charger, and for the marketing and distribution of the joint product. The Company is committed under the agreement to pay 5% royalties on U.S. sales and up to the amount of the grant.

2.	Collaboration agreement with Afcon Electric Transportation LTD.

In July 2022, the Company entered into an agreement with Afcon Electric Transportation Ltd. (hereafter - “Afcon”), in a cooperation agreement for the establishment and execution of a pilot for an ultra-fast charging infrastructure for electric vehicles, based on a ZOOZTER-100 kinetic storage system in combination with the energy management software (EMS) for smart management of power consumption on the site produced by the Company.

The engagement in the agreement is subject to the approval from the IIA for a pilot support grant amounting to 40% of the project budget, in the amount of $0.3 million.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.	Collaboration agreement with New York Power Authority

On September 12, 2022, the Company engaged in a cooperation agreement with the NYPA for the development, installation, integration and demonstration of the Company’s systems for use as ultra-fast charging infrastructure for electric vehicles, in locations with limited power grid capacity. Under the agreement, the Company is expected to construct and demonstrate with NYPA’s funding of up to $0.9 million, of which the Company received $0.5 million during 2023) an ultra-fast charging station based on the Company’s system. According to the contract, the Company is obliged to pay royalties in the range between 1.5% to 2% until the receipts received from NYPA are fully covered.